Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables)	12 Months Ended
Dec. 31, 2019
Real Estate [Abstract]
Schedule III Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED)-REAL ESTATE & ACCUMULATED DEPRECIATION AND

DEPLETION (dollars in thousands)

DECEMBER 31, 2019

County	Encumb- rances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount at which carried at end of period (a)	Accumulated Depreciation & Depletion	Year Of Constr- uction	Date Acquired	Depreciation Life Computed on:
Mining Royalty Lands
Alachua, FL		$1,442	$0	$1,442	$170	n/a	4/86	unit
Clayton, GA		369	0	369	5	n/a	4/86	unit
Fayette, GA		685	200	885	112	n/a	4/86	unit
Lake, FL		403	0	403	158	n/a	4/86	unit
Lake, FL		1,083	0	1,083	1,006	n/a	4/86	unit
Lake Louisa, FL		11,039	0	11,039	0	n/a	5/12	unit
Lee, FL		4,690	13	4,703	161	n/a	4/86	unit
Monroe, GA		792	0	792	298	n/a	4/86	unit
Muscogee, GA		369	(45)	324	324	n/a	4/86	unit
Prince William, VA		298	0	298	298	n/a	4/86	unit
Putnam, FL		15,002	37	15,039	4,762	n/a	4/86	unit
Putnam, FL		302	(2)	300	283	n/a	4/86	5 yr.
Spalding, GA		20	0	20	0	n/a	4/86	n/a
Marion, FL		1,180	5	1,185	600	n/a	4/86	unit
Investment Property		1,417	(192)	1,225	602	n/a	4/86	n/a
	0	39,091	16	39,107	8,779
Asset Management Properties
Duval, FL		198	0	198	39	n/a	4/86	25 yr.
Baltimore City, MD		238	7,146	7,384	208	2018	12/10	39 yr.
Baltimore Co, MD		439	5,134	5,573	3,259	1990	10/89	39 yr.
Harford, MD		40	8,079	8,119	212	2019	2/19	32 yr.
	0	915	20,359	21,274	3,718
Development Properties
Carroll, MD		4,720	3,523	8,243	0	n/a	3/08	n/a
Baltimore City, MD		750	3,508	4,258	200	2018	12/10	39 yr.
Harford, MD		1,571	111	1,682	0	n/a	8/95	39 yr.
Washington D.C.		2,957	5,053	8,010	1,912	n/a	4/86	15 yr.
Washington D.C.		3,811	4,669	8,480	470	n/a	10/97	n/a
	0	13,809	16,864	30,673	2,582

Residential Rental Properties
Washington D.C.	88,925	6,165	142,909	149,074	14,709	2016	07/17	39 yr.

GRAND TOTALS	$88,925	$59,980	$180,148	$240,128	$29,788

(a) The aggregate cost for Federal income tax purposes is $88,036.

Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND

ACCUMULATED DEPRECIATION AND DEPLETION

(In thousands)

	Years ended December 31,
	2019	2018	2017

Gross Carrying Cost of Real Estate:

Balance at beginning of period	$241,413	243,165	240,302

Additions during period:
Amounts capitalized	10,353	7,025	2,896

Deductions during period:
Cost of real estate sold	(11,630)	(8)	—
Other	(8)	(8,769)	(33)

Balance at close of period	$240,128	241,413	243,165

Accumulated Depreciation & Depletion:

Balance at beginning of period	$27,921	26,228	24,173

Additions during period:
Charged to cost & expense	5,697	5,609	2,088

Deductions during period:
Real estate sold	(3,822)	—	—
Other	(8)	(3,916)	(33)

Balance at close of period	$29,788	27,921	26,228